Voya Multi-Manager International Equity Fund Expense Example - Class I and P Shares [Member] - Voya Multi-Manager International Equity Fund - Class I	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	$ 1,138